Document and Entity Information	Nov. 12, 2026
Document And Entity Information [Line Items]
Amendment Flag	false
Entity Central Index Key	0001326801
Document Type	8-K
Document Period End Date	Nov. 12, 2026
Entity Registrant Name	Meta Platforms, Inc.
Entity Incorporation State Country Code	DE
Entity File Number	001-35551
Entity Tax Identification Number	20-1665019
Entity Address, Address Line One	1 Meta Way
Entity Address, City or Town	Menlo Park
Entity Address, State or Province	CA
Entity Address, Postal Zip Code	94025
City Area Code	(650)
Local Phone Number	543-4800
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Entity Emerging Growth Company	false
Common Stock [Member]
Document And Entity Information [Line Items]
Security 12b Title	Class A Common Stock, $0.000006 par value
Trading Symbol	META
Security Exchange Name	NASDAQ
Series A Preferred Stock [Member]
Document And Entity Information [Line Items]
Security 12b Title	Depositary Shares, each representing a 1/20th interest in a share of 6.50% Series A Mandatory Convertible Preferred Stock, $0.000006 par value
Trading Symbol	METAM
Security Exchange Name	NASDAQ